Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Property, Plant and Equipment [Line Items]
Land and Land Improvements	$ 164,654	$ 88,580
Machinery and Equipment, Gross	405,126	247,065
Construction in Progress, Gross	46,668	18,366
Property, Plant and Equipment, Gross	616,448	354,011
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	203,897	139,994
Property, Plant and Equipment, Net	$ 412,551	$ 214,017